SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of Estimated Useful Lives for Calculation of Depreciation

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Trade names	Indefinite
Brand	Indefinite
Others	1.3 years to 10 years

Schedule of Disaggregation of Revenue

(RMB in thousands)	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues in 2018	277,790	253,718	531,508
Net Revenues in 2019	313,747	270,162	583,909
Net Revenues in 2020	291,539	240,441	531,980

Schedule of Disaggregation of Deferred Revenue

	As of December 31,
	2019	2020
	RMB	RMB

K-12 Schools	96,301	126,564
CP&CE Programs	68,810	37,135
Total	165,111	163,699